iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  22 .1%
Aflac, Inc. ............................... 166,039 $ 19,468,073
Brighthouse Financial, Inc.
(a)
.................. 28,024 1,773,919
CNO Financial Group, Inc. .................... 43,745 2,230,120
F&G Annuities & Life, Inc. .................... 15,864 421,824
Genworth Financial, Inc. , Class A
(a) (b)
............. 166,032 1,572,323
Globe Life, Inc. ........................... 37,321 6,668,516
Lincoln National Corp. ...................... 70,276 2,484,257
MetLife, Inc. ............................. 214,612 18,158,321
Oscar Health, Inc. , Class A
(a)
.................. 106,949 3,050,186
Primerica, Inc. ............................ 15,044 4,275,505
Principal Financial Group, Inc. ................. 94,252 10,158,481
Prudential Financial, Inc. ..................... 165,602 17,873,424
Unum Group ............................. 70,672 6,318,077
94,453,026
a
Multi-line Insurance  —  0 .2%
Horace Mann Educators Corp. ................. 16,983 877,172
a
Property & Casualty Insurance  —  77 .3%
Allstate Corp. (The) ........................ 117,988 28,074,065
American Financial Group, Inc. ................ 33,238 4,651,326
American International Group, Inc. .............. 246,278 18,355,099
AMERISAFE, Inc. ......................... 10,353 350,242
Arch Capital Group Ltd.
(a)
.................... 166,543 16,164,664
Assurant, Inc. ............................ 21,544 5,785,210
Assured Guaranty Ltd. ...................... 20,427 1,637,428
Axis Capital Holdings Ltd. .................... 32,026 3,440,873
Bowhead Specialty Holdings, Inc.
(a) (b)
............. 9,763 292,207
Chubb Ltd. .............................. 165,191 56,287,181
Cincinnati Financial Corp. .................... 74,086 13,716,282
CNA Financial Corp. ........................ 11,296 549,099
Employers Holdings, Inc. ..................... 8,677 438,015
Erie Indemnity Co. , Class A , NVS ............... 12,328 2,955,638
Fidelity National Financial, Inc. ................. 106,033 5,000,516
First American Financial Corp. ................. 48,630 3,335,532
Hanover Insurance Group, Inc. (The) ............ 16,919 3,622,696
Hartford Insurance Group, Inc. (The) ............. 131,165 17,381,986
HCI Group, Inc. ........................... 5,296 928,124
Heritage Insurance Holdings, Inc.
(a)
.............. 12,575 327,956
Hippo Holdings, Inc.
(a)
....................... 12,074 341,211
Kemper Corp. ............................ 25,464 686,509
Kinsale Capital Group, Inc. ................... 10,603 3,496,975
Security Shares Value
a
Property & Casualty Insurance (continued)
Lemonade, Inc.
(a)
.......................... 31,947 $ 2,078,152
Loews Corp. ............................. 80,935 9,162,651
Markel Group, Inc.
(a)
........................ 5,997 11,712,201
Mercury General Corp. ...................... 13,112 1,398,001
Old Republic International Corp. ................ 108,062 4,421,897
Palomar Holdings, Inc.
(a)
..................... 13,024 1,646,103
Progressive Corp. (The) ..................... 267,590 58,455,036
RLI Corp. ............................... 44,720 2,641,610
Root, Inc. , Class A
(a)
........................ 7,562 422,867
Safety Insurance Group, Inc. .................. 7,632 571,332
Selective Insurance Group, Inc. ................ 29,070 2,820,081
Skyward Specialty Insurance Group, Inc.
(a)
......... 18,800 1,096,980
Stewart Information Services Corp. .............. 15,205 1,003,834
Tiptree, Inc. ............................. 13,753 246,454
Travelers Companies, Inc. (The) ................ 97,442 32,167,553
Trupanion, Inc.
(a)
.......................... 18,133 449,154
United Fire Group, Inc. ...................... 11,430 599,389
Universal Insurance Holdings, Inc. .............. 13,138 543,388
W R Berkley Corp. ......................... 140,988 9,943,884
White Mountains Insurance Group Ltd.
(b)
.......... 1,188 2,463,187
331,662,588
a
Total Long-Term Investments — 99.6%
(Cost: $ 406,169,757 ) ................................ 426,992,786
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 3,428,851 3,429,880
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 659,172 659,172
a
Total Short-Term Securities — 1.0%
(Cost: $ 4,089,052 ) .................................. 4,089,052
Total Investments — 100.6%
(Cost: $ 410,258,809 ) ................................ 431,081,838
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (2,548,119)
Net Assets — 100.0% ................................. $ 428,533,719
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Insurance ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 2,471,064  $ 958,539
(a)
$ —  $ 173  $ 104  $ 3,429,880  3,428,851  $ 430
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 749,200  —  (90,028)
(a)
—  —  659,172  659,172  6,112  —
$ —  $ 173  $ 104
$ 4,089,052
$ 6,542  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 6 09/18/26 $ 1,000 $ (2,512)

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 426,992,786  $ —  $ —  $ 426,992,786
Short-Term Securities
Money Market Funds ...................................... 4,089,052  —  —  4,089,052
$ 431,081,838  $ —  $ —  $ 431,081,838
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,512) $ —  $ —  $ (2,512)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)